AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 99.6%
Communication Services - 0.0%#
Magnite, Inc.*	549	$7,944
Consumer Discretionary - 9.0%
Burlington Stores, Inc.*	2,790	825,449
Garrett Motion, Inc. (Switzerland)	61,720	1,113,429
Genius Sports, Ltd. (United Kingdom)*	97,498	848,233
LCI Industries[1]	5,602	821,757
Life Time Group Holdings, Inc.*	18,725	546,208
Lithia Motors, Inc.	2,625	849,030
M/I Homes, Inc.*	745	99,606
Mattel, Inc.*	39,960	834,764
Modine Manufacturing Co.*	69	12,742
Planet Fitness, Inc., Class A*	2,102	191,366
Rush Street Interactive, Inc.*	7,637	134,946
Stride, Inc.*,1	8,821	746,257
Sweetgreen, Inc., Class A*,1	23,711	145,586
Wingstop, Inc.[1]	1,222	324,355

Total Consumer Discretionary		7,493,728
Consumer Staples - 2.2%
BJ's Wholesale Club Holdings, Inc.*	151	13,959
Darling Ingredients, Inc.*	32,855	1,500,159
Oddity Tech, Ltd., Class A (Israel)*	9,842	323,211

Total Consumer Staples		1,837,329
Energy - 1.9%
International Seaways, Inc.	8,637	515,197
TETRA Technologies, Inc.*	40,070	456,798
Tidewater, Inc.*,1	9,703	606,341

Total Energy		1,578,336
Financials - 8.3%
The Baldwin Insurance Group, Inc.*	13,242	290,265
Better Home & Finance Holding Co.*,1	19,910	603,472
Flywire Corp.*	12,166	153,292
Neptune Insurance Holdings, Inc., Class A*,1	21,318	543,609
NMI Holdings, Inc.*	208	8,054
Perella Weinberg Partners	13,350	297,838
Popular, Inc. (Puerto Rico)	8,120	1,084,263
Renasant Corp.	25,480	960,851
Seacoast Banking Corp. of Florida	22,792	762,164
Selective Insurance Group, Inc.	12,671	1,065,378
Triumph Financial, Inc.*	17,721	1,118,018

Total Financials		6,887,204
	Shares	Value
Health Care - 15.4%
Alignment Healthcare, Inc.*	5,488	$123,645
Apogee Therapeutics, Inc.*	20,319	1,331,098
Avantor, Inc.*	21,725	237,237
Axsome Therapeutics, Inc.*	5,371	989,607
Bridgebio Pharma, Inc.*,1	18,583	1,435,908
Dyne Therapeutics, Inc.*	31,042	555,341
Insulet Corp.*	254	64,976
Jazz Pharmaceuticals PLC (Ireland)*	8,797	1,447,018
Kymera Therapeutics, Inc.*,1	21,604	1,570,395
Natera, Inc.*	2,249	519,834
Nuvalent, Inc., Class A*,1	7,859	808,612
PROCEPT BioRobotics Corp.*,1	7,361	213,175
Revolution Medicines, Inc.*	2,816	273,011
Soleno Therapeutics, Inc.*	699	26,953
TransMedics Group, Inc.*,1	5,168	692,383
Trevi Therapeutics, Inc.*,1	31,697	331,868
Ultragenyx Pharmaceutical, Inc.*	40,470	974,113
United Therapeutics Corp.*	1,479	694,376
Vera Therapeutics, Inc.*	8,882	384,235
Vericel Corp.*	3,454	124,275

Total Health Care		12,798,060
Industrials - 31.3%
ACV Auctions, Inc., Class A*	55,928	436,798
AGCO Corp.	384	43,549
Alaska Air Group, Inc.*	53,604	2,724,691
Allegiant Travel Co.*	14,038	1,244,188
Amentum Holdings, Inc.*	83,673	2,993,820
ATI, Inc.*	11,562	1,390,909
Atmus Filtration Technologies, Inc.	17,339	1,005,142
Builders FirstSource, Inc.*	3,304	377,978
CACI International, Inc., Class A*	407	252,576
Carpenter Technology Corp.	940	298,760
Enovix Corp.*,1	20,200	133,724
Flowserve Corp.	12,782	998,913
Fluor Corp.*	7,270	335,801
FTAI Aviation, Ltd.	10,583	2,881,962
FTAI Infrastructure, Inc.[1]	134,253	781,352
Granite Construction, Inc.	14,783	1,784,899
Hexcel Corp.	5,781	478,725
Innodata, Inc.*,1	3,606	199,917
Intuitive Machines, Inc.*,1	75,431	1,432,435
Knight-Swift Transportation Holdings, Inc.	25,696	1,415,850

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 31.3% (continued)
Parsons Corp.*	1,313	$91,989
Regal Rexnord Corp.	8,461	1,366,451
RXO, Inc.*	40,115	584,877
Saia, Inc.*	4,367	1,462,377
Shoals Technologies Group, Inc., Class A*	2,286	21,580
Symbotic, Inc.*	300	16,311
The Timken Co.	2,880	268,387
Vertical Aerospace, Ltd. (United Kingdom)*	53,580	252,362
Voyager Technologies, Inc., Class A*,1	20,726	632,765

Total Industrials		25,909,088
Information Technology - 26.1%
Akamai Technologies, Inc.*	10,378	1,008,223
Astera Labs, Inc.*	16,695	2,514,601
Cipher Mining, Inc.*	72,140	1,151,354
Circle Internet Group, Inc.*	39,485	2,524,276
Cognex Corp.	6,145	238,057
Coherent Corp.*	1,547	328,243
Credo Technology Group Holding, Ltd.*	7,173	898,634
DigitalOcean Holdings, Inc.*,1	10,619	586,700
Dolby Laboratories, Inc., Class A	3,772	242,125
Entegris, Inc.	19,163	2,262,575
indie Semiconductor, Inc., Class A*,1	348,802	1,430,088
IonQ, Inc.*,1	4,320	172,714
Kyndryl Holdings, Inc.*	331	7,613
Lattice Semiconductor Corp.*	14,159	1,140,083
MKS, Inc.	2,456	578,167
MongoDB, Inc.*	2,216	822,867
Monolithic Power Systems, Inc.	269	302,396
Pagaya Technologies, Ltd., Class A*	28,359	549,881
Procore Technologies, Inc.*	1,462	82,588
Pure Storage, Inc., Class A*	10,347	719,530
Sanmina Corp.*	7,915	1,121,397
Silicon Motion Technology Corp., ADR (Taiwan)	7,793	926,822
Teradyne, Inc.	40	9,642
Ultra Clean Holdings, Inc.*	35,323	1,542,909
Unity Software, Inc.*	204	5,936
Weave Communications, Inc.*	65,718	427,167
Zeta Global Holdings Corp., Class A*	1,305	24,247

Total Information Technology		21,618,835
Materials - 4.2%
Ashland, Inc.	24,811	1,517,441
Eagle Materials, Inc.	2,300	468,763
	Shares	Value

ERO Copper Corp. (Canada)*	27,032	$905,842
MP Materials Corp.*,1	2,886	169,610
Ryerson Holding Corp.	14,618	412,520

Total Materials		3,474,176
Real Estate - 1.2%
Agree Realty Corp., REIT	119	8,595
Cushman & Wakefield, Ltd.*	34,909	573,904
Independence Realty Trust, Inc., REIT	1,549	25,868
Sila Realty Trust, Inc., REIT	9,748	237,364
STAG Industrial, Inc., REIT	3,207	120,295

Total Real Estate		966,026

Total Common Stocks (Cost $68,474,517)		82,570,726

	Principal Amount
Short-Term Investments - 4.2%
Joint Repurchase Agreements - 3.6%[2]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $909,281 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $927,467)	$909,000	909,000
HSBC Securities USA, Inc., dated 01/30/26, due 02/02/26, 3.670% total to be received $182,956 (collateralized by various U.S. Treasuries, 3.875% - 4.500%, 12/31/31 - 05/15/43, totaling $186,558)	182,900	182,900
State of Wisconsin Investment Board, dated 01/30/26, due 02/02/26, 3.770% total to be received $1,941,859 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 - 02/15/55, totaling $1,975,203)	1,941,249	1,941,249

Total Joint Repurchase Agreements		3,033,149

	Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%[3]	193,289	193,289
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%[3]	289,934	289,934

Total Other Investment Companies		483,223

Total Short-Term Investments (Cost $3,516,372)		3,516,372
Total Investments - 103.8% (Cost $71,990,889)		86,087,098
Other Assets, less Liabilities - (3.8)%		(3,170,191)
Net Assets - 100.0%		$82,916,907

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $11,794,567 or 14.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$82,570,726	—	—	$82,570,726
Short-Term Investments
Joint Repurchase Agreements	—	$3,033,149	—	3,033,149
Other Investment Companies	483,223	—	—	483,223
Total Investments in Securities	$83,053,949	$3,033,149	—	$86,087,098

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,794,567	$3,033,149	$9,612,216	$12,645,365
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.250%	02/15/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.